UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
July 31, 2016 (Unaudited)

Common Stocks - 92.8%	Shares		Value ($)
Australia - 1.2%
Dexus Property Group	643,224		4,775,738
France - 3.1%
Sanofi	103,064		8,774,469
Television Francaise 1	381,727		3,690,305
			12,464,774
Hong Kong - 1.3%
Link REIT	716,500		5,347,153
Italy - .8%
Atlantia	131,636		3,289,244
Japan - 2.7%
Japan Tobacco	271,900		10,725,707
Netherlands - 4.5%
Koninklijke Ahold	174,769	[a]	4,173,588
RELX	460,429		8,326,278
Royal Dutch Shell, Cl. A	201,586		5,224,175
			17,724,041
New Zealand - .5%
Spark New Zealand	650,290		1,852,725
Norway - 2.0%
Orkla	868,004		8,055,411
South Korea - .8%
Macquarie Korea Infrastructure Fund	393,780		3,146,303
Switzerland - 10.4%
Adecco Group	48,370		2,655,060
Kuehne + Nagel International	40,542		5,688,931
Nestle	51,816		4,154,048
Novartis	146,981		12,177,646
Roche Holding	37,166		9,490,905
Zurich Insurance Group	30,331	[a]	7,288,578
			41,455,168
United Kingdom - 18.1%
BAE Systems	506,213		3,577,524
British American Tobacco	125,630		8,021,465
Centrica	2,205,350		7,036,923
Cobham	1,400,791		3,171,987

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 92.8% (continued)	Shares	Value ($)
United Kingdom - 18.1% (continued)
Diageo	407,242	11,647,035
GlaxoSmithKline	481,500	10,756,644
Imperial Brands	104,254	5,496,239
Royal Mail	573,670	3,868,249
SSE	372,605	7,475,770
UBM	567,028	5,039,165
Vodafone Group	1,976,693	6,005,160
		72,096,161
United States - 47.4%
CA	323,032	11,193,059
Cisco Systems	325,127	9,926,127
CMS Energy	176,485	7,973,592
Emerson Electric	139,953	7,823,373
Eversource Energy	123,198	7,205,851
Johnson & Johnson	72,267	9,049,996
Kraft Heinz	47,965	4,143,696
Las Vegas Sands	90,124	4,564,781
Mattel	235,262	7,853,046
Maxim Integrated Products	205,084	8,363,326
McDonald's	70,543	8,299,384
Merck & Co.	168,767	9,899,872
Microsoft	366,052	20,747,827
Paychex	130,057	7,709,779
Philip Morris International	107,327	10,760,605
Principal Financial Group	79,872	3,724,431
Procter & Gamble	168,228	14,398,634
Reynolds American	209,735	10,499,334
Sysco	157,279	8,145,479
Verizon Communications	94,188	5,218,957
Western Union	578,236	11,564,720
		189,065,869
Total Common Stocks (cost $323,569,300)		369,998,294
Other Investment - 6.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $24,722,080)	24,722,080 [b]	24,722,080
Total Investments (cost $348,291,380)	99.0%	394,720,374
Cash and Receivables (Net)	1.0%	3,990,062
Net Assets	100.0%	398,710,436

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Consumer Goods	24.0
Health Care	15.1
Technology	12.6
Consumer Services	10.6
Industrials	9.5
Financial	9.0
Utilities	7.4
Money Market Investment	6.2
Telecommunications	3.3
Oil & Gas	1.3
99.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
JP Morgan Chase Bank
British Pound,
Expiring
8/1/2016	1,187,365	1,559,521	1,571,420	11,899
Swiss Franc,
Expiring
8/2/2016	4,204	4,301	4,338	37
Royal Bank of Scotland
Australian Dollar,
Expiring
8/2/2016	202,526	152,469	153,909	1,440

NOTES

Forward Foreign
Currency					Unrealized
Exchange	Foreign Currency	Cost/			Appreciation
Contracts	Amounts	Proceeds ($)		Value ($)	(Depreciation)($)
Purchases: (continued)
Royal Bank of Scotland (continued)
Japanese Yen,
Expiring
8/2/2016	36,039,116	344,221		353,203	8,982
8/16/2016	1,000,679,205	8,446,422	GBP†	9,813,108	1,366,686
New Zealand
Dollar,
Expiring
8/1/2016	82,046	58,183		59,253	1,070
State Street
Hong Kong
Dollars
Expiring
8/1/2016	1,356,030	174,833		174,782	(51)
Sales:
Barclays Bank
British Pound,
Expiring
8/2/2016	81,447	108,004		107,791	213
State Street
Japanese Yen,
Expiring
8/16/2016	88,020,773	861,681		863,171	(1,490)
8/16/2016	912,658,432	8,446,422	GBP†	8,949,937	(503,515)
Gross Unrealized Appreciation					1,390,327
Gross Unrealized Depreciation					(505,056)
GBP—British Pound

† Cost and proceeds denominated in British Pounds of 6,380,397 and 6,380,397, with USD equivalent $8,446,422 and
$8,446,422, respectively.

At July 31, 2016, accumulated net unrealized appreciation on investments was $46,428,994, consisting of $55,933,467 gross unrealized appreciation and $9,504,473 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
July 31, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 94.2%		Rate (%)	Date	Amount ($)[a]		Value ($)
Argentina - 1.3%
Argentine Government,
Sr. Unscd. Notes		7.50	4/22/26	2,400,000	[b]	2,612,400
Buenos Aires Province,
Sr. Unscd. Notes		5.75	6/15/19	2,650,000	[b]	2,719,562
Buenos Aires Province,
Sr. Unscd. Notes		9.13	3/16/24	2,775,000	[b]	3,066,375
Letras del Banco Central de la Republica
Argentina,
Treasury Bills	ARS	0.00	8/10/16	17,700,000	[c]	1,168,942
Letras del Banco Central de la Republica
Argentina,
Treasury Bills	ARS	0.00	8/17/16	29,780,000	[c]	1,957,416
Letras del Banco Central de la Republica
Argentina,
Treasury Bills	ARS	0.00	8/24/16	15,590,000	[c]	1,018,460
Letras del Banco Central de la Republica
Argentina,
Treasury Bills	ARS	0.00	9/7/16	17,400,000	[c]	1,126,588
						13,669,743
Australia - 2.7%
Australian Government,
Sr. Unscd. Bonds, Ser. 139	AUD	3.25	4/21/25	33,085,000		27,995,706
Brazil - .5%
Brazilian Government,
Sr. Unscd. Bonds		5.63	2/21/47	5,775,000		5,608,969
Canada - 3.9%
BMW Canada Auto Trust,
Ser. 2016-1A, Cl. A1	CAD	1.37	9/20/18	2,038,502	[b]	1,562,261
Canadian Government,
Unscd. Bonds	CAD	2.25	6/1/25	26,125,000		22,264,827
Canadian Government,
Unscd. Bonds	CAD	3.50	12/1/45	10,655,000		11,686,103
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	7,468,279	[b]	5,738,389
						41,251,580
Chile - .4%
Codelco,
Sr. Unscd. Notes		4.50	9/16/25	4,125,000	[b,d]	4,438,422
France - 5.0%
Bavarian Sky,
Ser. FRE1, Cl. A	EUR	0.00	4/20/24	2,156,952	[e]	2,413,857
Electricite de France,
Jr. Sub. Notes	EUR	5.38	1/29/49	3,100,000	[e]	3,428,989
French Government,
Bonds	EUR	2.50	10/25/20	15,550,000		19,594,617
French Government,
Bonds	EUR	0.50	5/25/26	22,700,000		26,365,195
						51,802,658

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 94.2% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Germany - 4.4%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	5,400,000	[e]	7,208,561
German Government,
Bonds	EUR	2.50	8/15/46	17,495,000		31,594,333
KFW,
Govt. Gtd. Notes	AUD	4.00	1/16/19	7,000,000		5,577,088
Volkswagen Car Lease,
Ser. 21, Cl. A	EUR	0.00	2/21/21	1,594,573	[e]	1,783,954
						46,163,936
Ghana - .6%
Ghanaian Government,
Sr. Unscd. Bonds		8.50	10/4/17	6,000,000		6,175,500
Hungary - 1.4%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	2,100,000	[b]	2,340,114
Hungarian Government,
Bonds, Ser. 24/B	HUF	3.00	6/26/24	1,081,250,000		3,967,539
Hungarian Government,
Bonds, Ser. 25/B	HUF	5.50	6/24/25	1,998,650,000		8,730,723
						15,038,376
Iceland - .7%
Icelandic Government,
Unscd. Notes		5.88	5/11/22	6,100,000		7,165,011
Indonesia - 1.3%
Indonesian Government,
Sr. Unscd. Notes	EUR	2.63	6/14/23	400,000	[b]	464,893
Indonesian Government,
Sr. Unscd. Notes	EUR	3.75	6/14/28	5,950,000	[b]	7,183,372
Indonesian Government,
Sr. Unscd. Notes		6.75	1/15/44	4,100,000		5,559,444
						13,207,709
Ireland - 1.0%
Irish Government,
Bonds	EUR	2.40	5/15/30	6,370,000		8,734,061
Irish Government,
Bonds	EUR	2.00	2/18/45	1,610,000		2,195,392
						10,929,453
Italy - 7.5%
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	6,285,000		7,553,032
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	3,565,000		4,236,720
Italian Government,
Bonds	EUR	3.50	6/1/18	23,235,000		27,675,744
Italian Government,
Bonds	EUR	4.75	9/1/44	4,890,000	[b]	8,535,328
Italian Government,
Sr. Unscd. Bonds	EUR	2.35	9/15/24	19,920,000	[b,f]	26,100,760
Telecom Italia,
Sr. Unscd. Notes	GBP	6.38	6/24/19	2,950,000		4,382,128
						78,483,712
Japan - 13.4%
Japanese Government,
Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	2,158,500,000		22,047,543

		Coupon	Maturity	Principal
Bonds and Notes - 94.2% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Japan - 13.4% (continued)
Japanese Government,
Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	2,249,300,000	[g]	23,369,321
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	2,729,000,000	[g]	28,456,590
Japanese Government,
Sr. Unscd. Bonds, Ser. 336	JPY	0.50	12/20/24	3,958,250,000		41,259,834
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	1,829,750,000		24,891,612
						140,024,900
Mexico - 3.9%
Banco Nacional de Comercio Exterior,
Sr. Unscd. Notes		4.38	10/14/25	5,100,000	[b]	5,418,750
Mexican Government,
Bonds, Ser. M	MXN	4.75	6/14/18	613,850,000		32,488,772
Petroleos Mexicanos,
Gtd. Notes	EUR	3.75	3/15/19	2,550,000		3,003,438
						40,910,960
Morocco - 2.8%
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	18,800,000		22,699,983
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	5,000,000		6,227,218
						28,927,201
Netherlands - 3.4%
ABN AMRO Bank,
Sub. Notes		4.75	7/28/25	7,250,000	[b]	7,625,637
Mylan,
Gtd. Notes		2.50	6/7/19	2,275,000	[b]	2,320,291
Rabobank Nederland,
Sub. Bonds	EUR	2.50	5/26/26	4,391,000	[e]	5,101,582
Teva Pharmaceutical Finance Netherlands
II,
Gtd. Notes	EUR	1.13	10/15/24	650,000		740,174
Teva Pharmaceutical Finance Netherlands
II,
Gtd. Notes	EUR	1.63	10/15/28	600,000		685,819
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		2.80	7/21/23	1,200,000		1,223,171
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		3.15	10/1/26	2,150,000		2,201,738
Volkswagen International Finance,
Gtd. Bonds	EUR	3.75	3/29/49	4,500,000	[e]	5,192,520
Volkswagen International Finance,
Gtd. Notes		2.38	3/22/17	3,050,000	[b]	3,070,377
Volkswagen International Finance,
Gtd. Notes		1.60	11/20/17	280,000	[b]	279,985
Vonovia Finance,
Gtd. Notes	EUR	1.63	12/15/20	4,100,000		4,880,382
Vonovia Finance,
Gtd. Notes	EUR	3.63	10/8/21	1,575,000		2,072,752
						35,394,428
New Zealand - 1.2%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/25	16,004,000	[h]	12,589,480

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 94.2% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Norway - .2%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	17,145,000	[b]	2,340,321
Peru - .3%
Peruvian Government,
Sr. Unscd. Bonds	EUR	2.75	1/30/26	2,600,000		3,228,744
Poland - 1.1%
Polish Government,
Sr. Unscd. Notes	EUR	1.50	9/9/25	9,300,000		11,133,705
Qatar - .4%
Qatar Government,
Sr. Unscd. Notes		2.38	6/2/21	4,000,000	[b]	4,038,200
Romania - .3%
Romanian Government,
Sr. Unscd. Notes	EUR	2.75	10/29/25	2,675,000	[b]	3,147,675
Serbia - .3%
Serbian Government,
Sr. Unscd. Notes		7.25	9/28/21	2,500,000		2,897,500
Singapore - 2.2%
Singapore Government,
Sr. Unscd. Bonds	SGD	2.13	6/1/26	29,625,000		22,722,885
Spain - 3.9%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	2,300,000	[e]	2,665,619
Driver Espana Three, Fondo de
Titulizacion,
Ser. 3, Cl. A	EUR	0.69	12/21/26	3,291,097	[e]	3,707,476
Santander Issuances,
Gtd. Notes	EUR	2.50	3/18/25	2,800,000		3,077,420
Spanish Government,
Bonds	EUR	5.75	7/30/32	6,660,000		12,027,515
Spanish Government,
Unscd. Notes	EUR	1.60	4/30/25	13,275,000	[b]	15,767,129
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	2,600,000		3,419,666
						40,664,825
Sri Lanka - .5%
Sri Lankan Government,
Sr. Unscd. Bonds		5.75	1/18/22	5,125,000	[b,d]	5,306,328
Supranational - 3.0%
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	36,300,000		361,470
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	14,300,000		11,118,373
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	3.50	1/22/21	26,475,000		19,833,095
						31,312,938
Sweden - 1.3%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	92,625,000		13,451,581

		Coupon	Maturity	Principal
Bonds and Notes - 94.2% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom - 9.0%
British Telecommunications,
Sr. Unscd. Notes	EUR	0.63	3/10/21	3,175,000		3,616,721
Diageo Finance,
Gtd. Notes	EUR	2.38	5/20/26	3,050,000		3,966,463
Lloyds Banking Group,
Gtd. Notes		3.10	7/6/21	1,600,000		1,622,867
United Kingdom Gilt,
Bonds	GBP	5.00	3/7/18	6,850,000		9,784,177
United Kingdom Gilt,
Bonds	GBP	1.50	1/22/21	8,175,000		11,407,868
United Kingdom Gilt,
Bonds	GBP	2.00	9/7/25	14,325,000		21,139,461
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	11,810,000		21,533,494
United Kingdom Gilt,
Unscd. Bonds	GBP	3.50	1/22/45	9,650,000		18,471,781
Vodafone Group,
Sr. Unscd. Notes	EUR	1.25	8/25/21	2,400,000		2,816,840
						94,359,672
United States - 16.3%
Aetna,
Sr. Unscd. Notes		1.90	6/7/19	3,050,000		3,092,544
Ally Financial,
Gtd. Notes		3.50	1/27/19	3,415,000		3,457,687
Apple,
Sr. Unscd. Notes		3.25	2/23/26	3,760,000		4,028,404
Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1		2.87	3/25/34	1,872,497	[e]	1,854,957
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR10, Cl. AJ		5.78	12/11/40	1,670,810	[e]	1,670,570
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR17, Cl. AJ		6.08	6/11/50	2,975,000	[e]	2,927,325
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl. AJ		6.41	6/11/50	3,300,000	[e]	3,194,950
Celgene,
Sr. Unscd. Notes		5.00	8/15/45	2,800,000		3,273,959
Citigroup,
Sr. Unscd. Notes		4.65	7/30/45	2,250,000		2,571,212
Citigroup,
Sub. Bonds		4.40	6/10/25	4,650,000		4,953,989
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1		5.50	9/25/34	3,036,609		3,127,550
Daimler Fianance,
Gtd. Notes		1.50	7/5/19	3,200,000	[b]	3,201,037
Dell Equipment Finance Trust,
Ser. 2016-1, Cl. A2		1.43	9/24/18	3,775,000	[b]	3,774,465
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7		4.17	12/5/31	3,117,000	[b,e]	3,148,934
FedEx,
Gtd. Notes	EUR	1.00	1/11/23	500,000		576,593
FedEx,
Gtd. Notes		3.25	4/1/26	1,100,000		1,168,329
FedEx,
Gtd. Notes	EUR	1.63	1/11/27	2,400,000		2,822,389

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 94.2% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 16.3% (continued)
Ford Motor Credit,
Sr. Unscd. Notes		3.34	3/18/21	3,750,000		3,917,437
Freeport-McMoRan,
Gtd. Notes		2.15	3/1/17	2,400,000		2,400,000
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX		3.49	12/15/34	3,260,000	[b,e]	3,198,066
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. FFX		3.49	12/15/34	2,770,000	[b,e]	2,636,401
General Electric,
Jr. Sub. Debs., Ser. D		5.00	12/29/49	3,703,000	[e]	3,987,668
Hilton USA Trust,
Ser. 2013-HLT, Cl. DFX		4.41	11/5/30	3,515,000	[b]	3,547,134
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2006-CB17, Cl. AM		5.46	12/12/43	2,860,000		2,754,676
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2006-LDP9, Cl. AM		5.37	5/15/47	3,865,000		3,889,334
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	2,990,000	[e]	2,897,296
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		1.35	11/25/36	2,219,068	[e]	2,125,879
Kraft Heinz Foods,
Gtd. Notes	EUR	2.25	5/25/28	5,075,000		6,255,053
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2		1.28	2/25/34	661,437	[e]	630,785
ML-CFC Commercial Mortgage Trust,
Ser. 2006-4, Cl. AJ		5.24	12/12/49	3,075,000		3,056,960
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM		5.86	4/15/49	4,460,000	[e]	4,256,070
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1		0.75	3/25/35	900,674	[e]	826,189
Newell Brands,
Sr. Unscd. Notes		2.60	3/29/19	1,695,000		1,744,521
Oracle,
Sr. Unscd. Notes		4.00	7/15/46	4,275,000		4,441,293
Scientific Games International,
Gtd. Notes		10.00	12/1/22	3,085,000		2,757,219
Southern,
Sr. Unscd. Notes		3.25	7/1/26	3,525,000		3,704,786
T-Mobile USA,
Gtd. Notes		6.00	3/1/23	3,825,000		4,058,287
U.S. Treasury Inflation Protected
Securities,
Notes		0.13	4/15/20	25,020,980	[i]	25,473,985
U.S. Treasury Inflation Protected
Securities,
Notes		0.63	1/15/26	10,510,760	[i]	11,093,371
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. C		4.22	3/10/46	1,700,000	[b,e]	1,749,024
Verizon Owner Trust,
Ser. 2016-1A, Cl. A		1.42	1/20/21	3,100,000	[b]	3,104,650
Volkswagen Group of America Finance,
Gtd. Notes		1.25	5/23/17	2,670,000	[b]	2,662,975

	Coupon	Maturity	Principal
Bonds and Notes - 94.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 16.3% (continued)
Wachovia Bank Commercial Mortgage
Trust,
Ser. 2007-C32, Cl. AJ	5.89	6/15/49	3,080,000	[e]	3,010,981
Walgreens Boots Alliance,
Sr. Unscd. Notes	1.75	5/30/18	2,075,000		2,093,930
Walt Disney,
Sr. Unscd. Notes	3.00	7/30/46	900,000		857,218
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.	6.50	5/9/37	7,785,000	[b,e]	7,862,850
					169,838,932
Total Bonds and Notes
(cost $964,889,814)					984,221,050
Short-Term Investments - 1.0%
U.S. Treasury Bills
(cost $10,730,682)	0.32	9/15/16	10,735,000	[j]	10,732,252

Other Investment - 2.0%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $21,462,731)			21,462,731	[k]	21,462,731
Investment of Cash Collateral for Securities
Loaned - .1%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund,
Institutional Shares
(cost $662,500)			662,500	[k]	662,500

Total Investments (cost $997,745,727)			97.3%		1,017,078,533
Cash and Receivables (Net)			2.7%		27,937,356
Net Assets			100.0%		1,045,015,889

a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS—Argentine Peso
AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at
$148,962,105 or 14.25% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Security, or portion thereof, on loan. At July 31, 2016, the value of the fund’s securities on loan was $2,682,869 and the value of the collateral held by the fund was $2,759,562, consisting of cash collateral of $662,500 and U.S. Government & Agency securities valued at $2,097,062.
e Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

f Principal amount for accrual purposes is periodically adjusted based on changes in the Italian Consumer Price Index.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
h Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
i Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
j Held by or on behalf of a counterparty for open financial futures contracts.
k Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Non-U.S. Government	68.8
Corporate-Investment Grade	13.3
Securitized	7.0
U.S. Government	4.5
Cash & Equivalents	2.1
Corporate-High Yield	1.6
97.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed		24,841,716		24,841,716
Commercial Mortgage-Backed		41,937,721		41,937,721
Corporate Bonds †		164,697,584		164,697,584
Foreign Government		710,367,977		710,367,977
Mutual Funds	22,125,231			22,125,231
Residential Mortgage-Backed		5,808,696		5,808,696
U.S. Treasury		47,299,608		47,299,608
Other Financial Instruments:
Financial Futures ††	814,246			814,246
Forward Foreign Currency
Exchange Contracts ††		15,222,835		15,222,835
Liabilities ($)
Other Financial Instruments:
Financial Futures ††	(2,401,339)			(2,401,339)
Forward Foreign Currency
Exchange Contracts ††		(4,993,942)		(4,993,942)
Swaps ††		(8,970,548)		(8,970,548)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the Board Members ("Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are

NOTES

valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund

NOTES

and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at July 31, 2016:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Indonesian
Rupiah,
Expiring
8/31/2016	65,440,650,000	4,892,759	4,971,485	78,726
South Korean
Won,
Expiring
8/31/2016	24,367,755,000	21,060,244	21,749,060	688,816
Barclays Bank
Australian Dollar,
Expiring
8/31/2016	19,480,000	14,608,831	14,786,702	177,871
Citigroup
Brazilian Real,
Expiring
8/2/2016	70,000,000	19,163,119	21,560,448	2,397,329
Colombian Peso,
Expiring
8/31/2016	25,688,070,000	8,703,985	8,305,698	(398,287)
Russian Ruble,
Expiring
8/31/2016	766,435,000	11,602,696	11,512,934	(89,762)
Goldman Sachs International
Colombian Peso,
Expiring
8/31/2016	5,611,930,000	1,871,892	1,814,500	(57,392)
Polish Zolty,
Expiring
8/31/2016	94,210,000	24,516,949	24,153,840	(363,109)
Swiss Franc,
Expiring
8/31/2016	1,850,000	1,876,430	1,912,552	36,122
HSBC
Indian Rupee,
Expiring
8/31/2016	326,820,000	4,826,754	4,851,085	24,331
JP Morgan Chase Bank
Argentine Peso,
Expiring
10/18/2016	33,600,000	2,151,570	2,126,515	(25,055)

NOTES

Forward Foreign
Currency				Unrealized
Exchange Foreign Currency		Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
JP Morgan Chase Bank (continued)
Brazilian Real,
Expiring
10/4/2016	70,000,000	20,868,424	21,121,586	253,162
Euro,
Expiring
8/31/2016	91,930,000	101,226,881	102,913,917	1,687,036
Japanese Yen,
Expiring
8/31/2016	23,517,520,000	222,487,831	230,756,467	8,268,636
South African
Rand,
Expiring
8/31/2016	48,495,000	3,224,706	3,470,095	245,389
UBS
Swedish Krona,
Expiring
8/31/2016	476,655,000	55,156,274	55,793,882	637,608
Sales:
Bank of America
Mexican New
Peso,
Expiring
8/31/2016	123,435,000	6,702,414	6,559,751	142,663
New Zealand
Dollar,
Expiring
8/31/2016	40,460,000	28,212,961	29,174,390	(961,429)
Singapore Dollar,
Expiring
8/31/2016	53,785,000	39,612,748	40,106,334	(493,586)
Barclays Bank
Japanese Yen,
Expiring
8/31/2016	206,705,000	1,949,981	2,028,212	(78,231)
Citigroup
Australian Dollar,
Expiring
8/31/2016	74,235,000	55,632,092	56,349,632	(717,540)
Taiwan Dollar,
Expiring
8/31/2016	316,035,000	9,860,687	9,905,796	(45,109)
Goldman Sachs International
Japanese Yen,
Expiring
8/31/2016	3,011,065,000	28,194,439	29,544,898	(1,350,459)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Goldman Sachs International (continued)
Mexican New
Peso,
Expiring
8/31/2016	189,855,000	10,390,035	10,089,533	300,502
HSBC
British Pound,
Expiring
8/31/2016	6,355,000	8,354,543	8,415,045	(60,502)
Canadian Dollar,
Expiring
8/31/2016	8,790,000	6,664,064	6,733,692	(69,628)
JP Morgan Chase Bank
Brazilian Real,
Expiring
8/2/2016	70,000,000	21,276,595	21,560,448	(283,853)
Hungarian Forint,
Expiring
8/31/2016	3,639,850,000	13,367,058	13,083,433	283,625
Mexican New
Peso,
Expiring
8/31/2016	16,110,000	857,159	856,140	1,019
Gross Unrealized Appreciation				15,222,835
Gross Unrealized Depreciation				(4,993,942)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of

NOTES

forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at July 31, 2016:

OTC Interest Rate Swaps

			(Pay) Receive
Notional	Currency/		Fixed		Unrealized
Amount ($)	Floating Rate	Counterparty	Rate (%)	Expiration	(Depreciation) ($)
	USD - 6 MONTH
137,700,000	LIBOR	Deutsche Bank	2.48	1/10/2021	(8,970,548)

Gross Unrealized Depreciation					(8,970,548)

USD—United States Dollar

At July 31, 2016, accumulated net unrealized appreciation on investments was $19,332,806, consisting of $49,267,202 gross unrealized appreciation and $29,934,396 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)